Other Non-current Assets	12 Months Ended
Dec. 31, 2017
Other Non-current Assets
Other Non-current Assets	8.Other Non-current Assets
	As of December31,
	2016	2017
	RMB	RMB
Rental and other deposits	1,932	3,955
Prepaid insurance	—	3,955
Others	251	175

Other Non-current Assets	2,183	8,085